                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                               VALUE
  ------------- -                                                                                       -------------

                  COMMON STOCKS (96.7%)
                  Air Freight/Couriers (5.8%)
       349,929    C.H. Robinson Worldwide, Inc.                                                           $17,832,382
       323,429    Expeditors International of Washington, Inc.                                             14,505,791
                                                                                                          -----------
                                                                                                           32,338,173
                                                                                                          ------------
                  Apparel/Footwear Retail (3.0%)
       217,456    Abercrombie & Fitch Co. (Class A)                                                        16,998,536
                                                                                                          ------------

                  Biotechnology (2.3%)
       227,287    Techne Corp. *                                                                           12,800,804
                                                                                                          ------------

                  Broadcasting (3.2%)
       649,805    Grupo Televisa S.A.  - CPO (ADR) (Mexico)                                                17,733,178
                                                                                                          ------------

                  Casino/Gaming (2.4%)
       137,242    Wynn Resorts, Ltd.                                                                       13,452,461
                                                                                                          ------------

                  Chemicals: Agricultural (5.1%)
       545,547    Monsanto Co.                                                                             28,744,871
                                                                                                          ------------

                  Discount Stores (8.0%)
       304,736    Costco Wholesale Corp.                                                                   17,031,695
       155,748    Sears Holdings Corp. *                                                                   28,073,577
                                                                                                          ------------
                                                                                                           45,105,272
                                                                                                          ------------
                  Financial Conglomerates (9.1%)
       310,506    American Express Co.                                                                     17,658,476
       626,450    Brookfield Asset Management Inc. (Class A) (Canada)                                      33,690,481
                                                                                                          ------------
                                                                                                           51,348,957
                                                                                                          ------------
                  Financial Publishing/Services (2.6%)
       224,649    Moody's Corp.                                                                            14,539,283
                                                                                                          ------------

                  Home Building (0.7%)
        72,290    Desarrolladora Homex S.A. de C.V. (ADR) (Mexico) *                                        3,931,853
                                                                                                          ------------

                  Hotels/Resorts/Cruiselines (3.1%)
       363,432    Marriott International, Inc. (Class A)                                                   17,412,027
                                                                                                          ------------

                  Internet Retail (2.9%)
       423,932    Amazon.com, Inc. *                                                                       16,592,699
                                                                                                          ------------

                  Internet Software/Services (9.3%)
        68,324    Google Inc. (Class A) *                                                                  30,708,222
       701,714    Yahoo! Inc. *                                                                            21,654,894
                                                                                                          ------------
                                                                                                           52,363,116

                  Investment Banks/Brokers (2.6%)
       213,066    Greenhill & Co., Inc.                                                                    14,356,387
                                                                                                          ------------

                  Investment Trusts/Mutual Funds (2.7%)
       878,993    Aeroplan Income Fund ** (Canada)                                                         14,945,436
                                                                                                          ------------

                  Medical Specialties (2.5%)
       346,017    Dade Behring Holdings, Inc.                                                              14,172,856
                                                                                                          ------------

                  Miscellaneous Commercial Services (6.3%)
       280,107    Corporate Executive Board Co. (The)                                                      21,795,126
       484,951    Iron Mountain Inc. *                                                                     13,505,885
                                                                                                          ------------
                                                                                                           35,301,011
                                                                                                          ------------
                  Oil & Gas Production (5.0%)
       552,612    Ultra Petroleum Corp. (Canada) *                                                         28,078,216
                                                                                                          ------------

                  Other Consumer Services (5.1%)
       894,639    eBay Inc. *                                                                              28,682,126
                                                                                                          ------------

                  Personnel Services (3.0%)
       339,854    Monster Worldwide, Inc. *                                                                16,945,120
                                                                                                          ------------

                  Property - Casualty Insurers (2.8%)
         4,569    Berkshire Hathaway Inc. (Class B) *                                                      16,096,587
                                                                                                          ------------

                  Restaurants (2.6%)
       448,929    Wendy's International, Inc.                                                              14,406,132
                                                                                                          ------------

                  Specialty Telecommunications (1.9%)
       331,828    Crown Castle International Corp. *                                                       10,870,685
                                                                                                          ------------

                  Wholesale Distributors (1.9%)
     3,288,000    Li & Fung Ltd. (Hong Kong) (Bermuda)                                                     10,493,995
                                                                                                          ------------

                  Wireless Telecommunications (2.8%)
       360,621    America Movil SAB de C.V. (Series L) (ADR) (Mexico)                                      15,795,200
                                                                                                          ------------

                  TOTAL COMMON STOCKS
                    (Cost $435,280,093)                                                                   543,504,981
                                                                                                          ------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
  --------------
                  SHORT-TERM INVESTMENT (3.5%)
                  REPURCHASE AGREEMENT
     $  19,437    Joint repurchase agreement account 5.315% due 03/01/07
                  (dated 02/28/07; proceeds $19,439,870) (a)
                  (Cost $19,437,000)                                                                        19,437,000
                                                                                                          ------------

                  TOTAL INVESTMENTS
                    (Cost $454,717,093) (b)                                               100.2%           562,941,981
                  LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.2)             (1,133,783)
                                                                                        -----------       ------------
                  NET ASSETS                                                              100.0%          $561,808,198
                                                                                        ===========       ============

---------------

     ADR       American Depositary Receipt.

     CPO       Certificado de Participacion Ordinaria

       *       Non-income producing security.

      **       Consist of one or more class of securities traded together as a unit.

     (a)       Collateralized by federal agency and U.S. Treasury obligations.

     (b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $122,125,644 and the aggregate gross unrealized depreciation is $13,900,756, resulting in net
               unrealized appreciation of $108,224,888.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Capital
     Opportunities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2007

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Capital
     Opportunities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)   Omitted;

     (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2007

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5